Income Tax (Income Loss from Continuing Operations Before Income Tax Expense from Domestic and Foreign Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income from continuing operations:
Domestic	$ 6,043	$ 1,186	$ (1,496)
Foreign	2,761	2,866	2,938
Income (loss) from continuing operations before provision for income tax	$ 8,804	$ 4,052	$ 1,442